   As filed with the Securities and Exchange Commission on September 26, 2000.
                                                              File No. 333-67373
                                                                       811-07273

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account VL II

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life and Annuity Insurance Company
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on September 26, 2000 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on _______, 2000 pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date
     -----     for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                                  Parts A and B
The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 3, by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-67373), as filed on April 12, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus and Statement of Additional Information, dated September 26, 2000 is included in Part A and B of this Post-Effective Amendment.

                       STAG VARIABLE LIFE LAST SURVIVOR II
                            SEPARATE ACCOUNT VL II

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 26, 2000
                                    TO THE
                          PROSPECTUS DATED MAY 1, 2000


Effective November 1, 2000 the following changes apply:

In the "Charges and Deductions" section, under the sub-section "Front-End Sales Load", the following sentence should be inserted after the first sentence:

"The current sales load is 4% of premium."

In the "Charges and Deductions" section, under the sub-section "Mortality and Expense Risk Charge", the second paragraph is deleted and replaced with the following:

"During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the maximum is 1/12 of 0.60% per month. After the 10th policy year, the current accumulated value mortality and expense risk rate is 1/12 of 0.50% per month on the first $1,000,000 of accumulated value in the Sub-Accounts plus 1/12 of 0.25% per month on the accumulated value in the Sub-Accounts that exceeds $1,000,000. The maximum rate is 1/12 of 0.60% per month."

The six "Illustration of the Death Benefits, Account Values and Cash Surrender Values" tables in the "Illustration of Benefits" section of the Statement of Additional Information should be replaced with the attached six tables.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-2774-0
333-67373

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                             $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                                  Current Charges                                  Guaranteed Charges
                     Premiums        ----------------------------------------------        ----------------------------------------
    End of         Accumulated                         Cash                                               Cash
    Policy       at 5% Interest       Account       Surrender         Death                Account     Surrender       Death
     Year           Per Year           Value          Value          Benefit                Value        Value        Benefit
          1              21,000        16,606            2,484      1,000,000               16,165        2,042      1,000,000
          2              43,050        34,932           10,810      1,000,000               33,892       19,770      1,000,000
          3              66,203        55,163           41,041      1,000,000               53,327       39,204      1,000,000
          4              90,513        77,491           65,386      1,000,000               74,620       62,515      1,000,000
          5             116,038       102,127           92,040      1,000,000               97,941       87,854      1,000,000
          6             142,840       129,571          121,502      1,000,000              123,724      115,654      1,000,000
          7             170,982       159,847          153,794      1,000,000              151,933      145,880      1,000,000
          8             200,531       193,241          189,206      1,000,000              182,773      178,738      1,000,000
          9             231,558       230,071          228,054      1,000,000              216,465      214,448      1,000,000
         10             264,136       270,686          270,686      1,000,000              253,256      253,256      1,000,000
         11             298,343       320,281          320,281      1,000,000              297,663      297,663      1,000,000
         12             334,260       375,162          375,162      1,000,000              346,322      346,322      1,000,000
         13             371,973       435,894          435,894      1,000,000              399,701      399,701      1,000,000
         14             411,571       503,102          503,102      1,000,000              458,349      458,349      1,000,000
         15             453,150       577,486          577,486      1,000,000              522,900      522,900      1,000,000
         16             496,807       659,828          659,828      1,000,000              594,097      594,097      1,000,000
         17             542,648       750,996          750,996      1,000,000              672,833      672,833      1,000,000
         18             590,780       851,974          851,974      1,000,000              760,213      760,213      1,000,000
         19             641,319       963,855          963,855      1,050,602              857,651      857,651      1,000,000
         20             694,385     1,087,816        1,087,816      1,163,963              966,901      966,901      1,034,584
         25           1,002,269     1,943,532        1,943,532      2,040,708            1,710,421    1,710,421      1,795,942
         30           1,395,216     3,375,921        3,375,921      3,544,717            2,900,427    2,900,427      3,045,449

   * These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

  ** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

     These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

     The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                             $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                                  Current Charges                                   Guaranteed Charges
                    Premiums          ----------------------------------------------       ----------------------------------------
    End of         Accumulated                         Cash                                               Cash
    Policy       at 5% Interest       Account       Surrender         Death                Account     Surrender       Death
     Year           Per Year           Value          Value          Benefit                Value        Value        Benefit
         1              21,000        15,610            1,487      1,000,000               15,192        1,069      1,000,000
         2              43,050        31,906           17,783      1,000,000               30,944       16,822      1,000,000
         3              66,203        48,924           34,802      1,000,000               47,261       33,139      1,000,000
         4              90,513        66,691           54,586      1,000,000               64,143       52,038      1,000,000
         5             116,038        85,232           75,145      1,000,000               81,588       71,500      1,000,000
         6             142,840       104,832           96,762      1,000,000               99,830       91,760      1,000,000
         7             170,982       125,276          119,223      1,000,000              118,615      112,563      1,000,000
         8             200,531       146,591          142,556      1,000,000              137,909      133,874      1,000,000
         9             231,558       168,808          166,790      1,000,000              157,664      155,646      1,000,000
        10             264,136       191,949          191,949      1,000,000              177,821      177,821      1,000,000
        11             298,343       220,514          220,514      1,000,000              202,297      202,297      1,000,000
        12             334,260       250,395          250,395      1,000,000              227,289      227,289      1,000,000
        13             371,973       281,648          281,648      1,000,000              252,756      252,756      1,000,000
        14             411,571       314,324          314,324      1,000,000              278,657      278,657      1,000,000
        15             453,150       348,487          348,487      1,000,000              304,924      304,924      1,000,000
        16             496,807       384,196          384,196      1,000,000              331,460      331,460      1,000,000
        17             542,648       421,511          421,511      1,000,000              358,130      358,130      1,000,000
        18             590,780       460,496          460,496      1,000,000              384,754      384,754      1,000,000
        19             641,319       501,221          501,221      1,000,000              411,130      411,130      1,000,000
        20             694,385       543,756          543,756      1,000,000              437,065      437,065      1,000,000
        25           1,002,269       786,803          786,803      1,000,000              554,963      554,963      1,000,000
        30           1,395,216     1,094,212        1,094,212      1,148,923              634,575      634,575      1,000,000

  * These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
 ** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

    These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

    The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                             $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                                 Current Charges                                  Guaranteed Charges
                    Premiums          ----------------------------------------------       ----------------------------------------
    End of         Accumulated                         Cash                                               Cash
    Policy       at 5% Interest       Account       Surrender         Death                Account     Surrender       Death
     Year           Per Year           Value          Value          Benefit                Value        Value        Benefit
         1              21,000        14,615              493      1,000,000               14,221           99      1,000,000
         2              43,050        29,002           14,880      1,000,000               28,116       13,993      1,000,000
         3              66,203        43,169           29,047      1,000,000               41,668       27,546      1,000,000
         4              90,513        57,113           45,008      1,000,000               54,857       42,752      1,000,000
         5             116,038        70,830           60,742      1,000,000               67,659       57,572      1,000,000
         6             142,840        84,564           76,494      1,000,000               80,280       72,210      1,000,000
         7             170,982        98,060           92,008      1,000,000               92,436       86,384      1,000,000
         8             200,531       111,311          107,277      1,000,000              104,068      100,033      1,000,000
         9             231,558       124,310          122,292      1,000,000              115,105      113,088      1,000,000
        10             264,136       137,041          137,041      1,000,000              125,462      125,462      1,000,000
        11             298,343       153,690          153,690      1,000,000              138,816      138,816      1,000,000
        12             334,260       170,091          170,091      1,000,000              151,291      151,291      1,000,000
        13             371,973       186,237          186,237      1,000,000              162,794      162,794      1,000,000
        14             411,571       202,112          202,112      1,000,000              173,222      173,222      1,000,000
        15             453,150       217,709          217,709      1,000,000              182,436      182,436      1,000,000
        16             496,807       233,013          233,013      1,000,000              190,243      190,243      1,000,000
        17             542,648       247,997          247,997      1,000,000              196,384      196,384      1,000,000
        18             590,780       262,637          262,637      1,000,000              200,514      200,514      1,000,000
        19             641,319       276,901          276,901      1,000,000              202,218      202,218      1,000,000
        20             694,385       290,744          290,744      1,000,000              201,030      201,030      1,000,000
        25           1,002,269       351,200          351,200      1,000,000              131,292      131,292      1,000,000
        30           1,395,216       381,330          381,330      1,000,000                    0            0              0

 * These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

   These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

   The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                     $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                             $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                                 Current Charges                                  Guaranteed Charges
                     Premiums         ---------------------------------------------        ----------------------------------------
    End of         Accumulated                         Cash                                               Cash
    Policy       at 5% Interest       Account       Surrender         Death                Account     Surrender       Death
     Year           Per Year           Value          Value          Benefit                Value        Value        Benefit
          1              10,500         8,060              572      1,000,000                7,840          351      1,000,000
          2              21,525        16,948            9,459      1,000,000               16,371        8,882      1,000,000
          3              33,101        26,754           19,265      1,000,000               25,642       18,154      1,000,000
          4              45,256        37,567           31,148      1,000,000               35,701       29,282      1,000,000
          5              58,019        49,484           44,135      1,000,000               46,598       41,249      1,000,000
          6              71,420        62,878           58,599      1,000,000               58,631       54,352      1,000,000
          7              85,491        77,631           74,422      1,000,000               71,615       68,406      1,000,000
          8             100,266        93,874           91,735      1,000,000               85,579       83,439      1,000,000
          9             115,779       111,750          110,680      1,000,000              100,542       99,472      1,000,000
         10             132,068       131,412          131,412      1,000,000              116,516      116,516      1,000,000
         11             149,171       155,617          155,617      1,000,000              135,637      135,637      1,000,000
         12             167,130       182,369          182,369      1,000,000              156,057      156,057      1,000,000
         13             185,986       211,935          211,935      1,000,000              177,833      177,833      1,000,000
         14             205,786       244,600          244,600      1,000,000              201,022      201,022      1,000,000
         15             226,575       280,690          280,690      1,000,000              225,669      225,669      1,000,000
         16             248,404       320,560          320,560      1,000,000              251,789      251,789      1,000,000
         17             271,324       364,601          364,601      1,000,000              279,366      279,366      1,000,000
         18             295,390       413,252          413,252      1,000,000              308,341      308,341      1,000,000
         19             320,660       467,000          467,000      1,000,000              338,645      338,645      1,000,000
         20             347,193       526,390          526,390      1,000,000              370,242      370,242      1,000,000
         25             501,135       933,115          933,115      1,000,000              551,655      551,655      1,000,000
         30             697,608     1,614,487        1,614,487      1,695,211              817,783      817,783      1,000,000


  * These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
 ** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

    These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

    The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                     $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                             $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                               Current Charges                                 Guaranteed Charges
                    Premiums       -------------------------------------------       ------------------------------------------
    End of         Accumulated                       Cash                                              Cash
    Policy       at 5% Interest       Account     Surrender        Death                Account     Surrender       Death
     Year           Per Year           Value        Value         Benefit                Value        Value        Benefit
         1              10,500         7,569           81       1,000,000                7,360            0      1,000,000
         2              21,525        15,464        7,976       1,000,000               14,928        7,439      1,000,000
         3              33,101        23,703       16,215       1,000,000               22,688       15,199      1,000,000
         4              45,256        32,296       25,878       1,000,000               30,620       24,201      1,000,000
         5              58,019        41,250       35,902       1,000,000               38,699       33,350      1,000,000
         6              71,420        50,831       46,552       1,000,000               47,135       42,855      1,000,000
         7              85,491        60,802       57,592       1,000,000               55,643       52,434      1,000,000
         8             100,266        71,169       69,029       1,000,000               64,155       62,016      1,000,000
         9             115,779        81,937       80,867       1,000,000               72,581       71,512      1,000,000
        10             132,068        93,104       93,104       1,000,000               80,814       80,814      1,000,000
        11             149,171       107,084      107,084       1,000,000               90,735       90,735      1,000,000
        12             167,130       121,677      121,677       1,000,000              100,328      100,328      1,000,000
        13             185,986       136,902      136,902       1,000,000              109,461      109,461      1,000,000
        14             205,786       152,770      152,770       1,000,000              117,980      117,980      1,000,000
        15             226,575       169,297      169,297       1,000,000              125,683      125,683      1,000,000
        16             248,404       186,496      186,496       1,000,000              132,297      132,297      1,000,000
        17             271,324       204,366      204,366       1,000,000              137,461      137,461      1,000,000
        18             295,390       222,910      222,910       1,000,000              140,694      140,694      1,000,000
        19             320,660       242,123      242,123       1,000,000              141,409      141,409      1,000,000
        20             347,193       261,987      261,987       1,000,000              138,925      138,925      1,000,000
        25             501,135       369,625      369,625       1,000,000               46,206       46,206      1,000,000
        30             697,608       479,281      479,281       1,000,000                    0            0              0


  * These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
 ** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

    These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

    The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                     $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                             $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                               Current Charges                                 Guaranteed Charges
                    Premiums          -------------------------------------------       ------------------------------------------
    End of         Accumulated                       Cash                                              Cash
    Policy       at 5% Interest       Account     Surrender        Death                Account     Surrender       Death
     Year           Per Year           Value        Value         Benefit                Value        Value        Benefit
           1              10,500         7,079            0       1,000,000                6,882            0      1,000,000
           2              21,525        14,041        6,553       1,000,000               13,544        6,056      1,000,000
           3              33,101        20,891       13,403       1,000,000               19,966       12,477      1,000,000
           4              45,256        27,625       21,206       1,000,000               26,121       19,702      1,000,000
           5              58,019        34,236       28,887       1,000,000               31,981       26,633      1,000,000
           6              71,420        40,967       36,688       1,000,000               37,746       33,467      1,000,000
           7              85,491        47,561       44,351       1,000,000               43,125       39,916      1,000,000
           8             100,266        54,006       51,867       1,000,000               48,047       45,908      1,000,000
           9             115,779        60,293       59,223       1,000,000               52,249       51,359      1,000,000
          10             132,068        66,402       66,402       1,000,000               56,171       56,171      1,000,000
          11             149,171        74,592       74,592       1,000,000               61,060       61,060      1,000,000
          12             167,130        82,630       82,630       1,000,000               65,075       65,075      1,000,000
          13             185,986        90,506       90,506       1,000,000               68,093       68,093      1,000,000
          14             205,786        98,200       98,200       1,000,000               69,979       69,979      1,000,000
          15             226,575       105,700      105,700       1,000,000               70,549       70,549      1,000,000
          16             248,404       112,983      112,983       1,000,000               69,551       69,551      1,000,000
          17             271,324       120,015      120,015       1,000,000               66,652       66,652      1,000,000
          18             295,390       126,763      126,763       1,000,000               61,403       61,403      1,000,000
          19             320,660       133,178      133,178       1,000,000               53,259       53,259      1,000,000
          20             347,193       139,200      139,200       1,000,000               41,598       41,598      1,000,000
          25             501,135       159,926      159,926       1,000,000                    0            0              0
          30             697,608       141,905      141,905       1,000,000                    0            0              0

  * These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
 ** These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

    These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

    The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

     THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(1)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(2)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(2)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(1)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

     (m)  Not Applicable.

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(2) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-67373, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on November 17, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-89988, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on July 20, 1998.

(4) Incorporated by reference to the Post-Effective Amendment No. 1 of the Registration Statement on Form S-6, File No. 333-67373, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 13, 1999

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

Item 28.  Officers and Directors.


--------------------------------------------------------------------------------------------------------------------

NAME                                          POSITION WITH HARTFORD
--------------------------------------------------------------------------------------------------------------------
David A. Carlson                              Vice President
--------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                               Vice President
--------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------------------------------------------
David T. Foy                                  Senior Vice President, Chief Financial Officer and Treasurer,
                                              Director*
--------------------------------------------------------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*
--------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------------------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------------------------------------------------------------------------------
Deanne Osgood                                 Vice President
--------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
--------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

-----------------------------------
 *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s).

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

    (a) HESCO acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account VL I
         Hartford Life Insurance Company - Separate Account VL II
         Hartford Life Insurance Company - ICMG Secular Trust Separate
         Account
         Hartford Life Insurance Company - ICMG Registered Variable
         Life Separate Account A
         Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

   (b) Directors and Officers of HESCO

       Name and Principal                Positions and Offices
       Business Address                   With  Underwriter
       ----------------                  ----------------------
        David A. Carlson                 Vice President
        Peter W. Cummins                 Senior Vice President
        David T. Foy                     Treasurer
        Lynda Godkin                     Senior Vice President, General Counsel
                                         and Corporate Secretary
        George R. Jay                    Controller
        Robert A. Kerzner                Executive Vice President, Director
        Thomas M. Marra                  Executive Vice President, Director
        Donald R. Salama                 Vice President
        Lowndes A. Smith                 President and Chief Executive Officer,
                                         Director

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 26th day of September, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY - SEPARATE ACCOUNT VL II
(Registrant)

*By:  David T. Foy
      -------------------------------------------------
      David T. Foy, Senior Vice President and Treasurer

                                               *By:  /s/ Christopher M. Grinnell
                                                   -----------------------------
                                                     Christopher M. Grinnell
                                                     Attorney-In-Fact
HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY (Depositor)

*By:  David T. Foy
      -------------------------------------------------
      David T. Foy, Senior Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*          *By:  /s/ Christopher M. Grinnell
Lowndes A. Smith, Chief Executive Officer,               -----------------------
     Director*                                           Christopher M. Grinnell
David M. Znamierowski, Senior Vice President             Attorney-in-Fact
     And Chief Investment Officer, Director*         Date:  September 26, 2000

                                  EXHIBIT INDEX


1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.5  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6  Power of Attorney

1.7  Organizational Chart